Summary of Significant Accounting Policies - Summary of Capitalized Dry Docking Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 1,104,742
Write-down / sales of vessels	92,368	$ 149,238	$ 183,874
Balance at the end of the year	925,249	1,104,742
Dry-docking activity
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	67,527	71,807	56,019
Costs incurred for dry dockings	23,042	28,546	45,371
Dry-dock amortization	(27,123)	(27,851)	(26,682)
Write-down / sales of vessels	(532)	(4,975)	(2,901)
Balance at the end of the year	$ 62,914	$ 67,527	$ 71,807